Leases - Supplemental noncash information related liabilities (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash payment from operating leases	$ 1,145
Financing cash payments for finance leases	17
Operating leases	19,598
Finance leases	$ 40